ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Details 3) (Option agreement with Arden Larson - Klondike Project, USD $)	Jun. 11, 2012
Option agreement with Arden Larson - Klondike Project
Business Acquisition [Line Items]
Minimum additional amount to be spent for the benefit of the Klondike Project (Total)	$ 850,000
Amount to be spent for the benefit of the Klondike Project prior to June 11, 2013	100,000
Minimum additional amount to be spent for the benefit of the Klondike Project June 11, 2014	150,000
Minimum additional amount to be spent for the benefit of the Klondike Project June 11, 2015	200,000
Minimum additional amount to be spent for the benefit of the Klondike Project June 11, 2016	200,000
Minimum additional amount to be spent for the benefit of the Klondike Project June 11, 2017	$ 200,000